Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Foreign Common Stock (93.1%)
Brazil (2.3%)
Banco do Brasil	10,700	$67
Camil Alimentos	22,500	44
EDP - Energias do Brasil	9,200	32
JBS	8,600	38
Qualicorp Consultoria e Corretora de Seguros	3,000	17
Telefonica Brasil	3,900	32
		230

Chile (1.5%)
AES Gener	210,700	35
Enel Americas	345,318	52
Vina Concha y Toro	35,900	58

		145

China (7.8%)
Baidu ADR*	990	233
China CITIC Bank, Cl H	108,000	48
Great Wall Motor, Cl H	31,500	99
Haier Smart Home, Cl H*	22,400	92
Kunlun Energy	82,000	70
Powerlong Real Estate Holdings	92,000	60
Shanghai Pharmaceuticals Holding, Cl H	36,000	62
Shenzhen Expressway, Cl H	64,000	59
Sinotrans, Cl H	167,000	56

		779

Colombia (0.4%)
Interconexion Electrica ESP	6,100	41

Czech Republic (0.3%)
Philip Morris CR	40	28

Egypt (0.7%)
Eastern SAE	42,000	40
ElSewedy Electric	37,200	25

		65

Greece (0.2%)
Motor Oil Hellas Corinth Refineries	1,400	20

Hong Kong (26.8%)
3SBio*	34,000	32
Agile Group Holdings	22,000	27

LSV Emerging Markets Equity Fund

	Shares	Value (000)

Hong Kong (continued)
Anhui Conch Cement, Cl H	7,500	$44
Asia Cement China Holdings	33,500	29
BAIC Motor, Cl H	101,000	36
Bank of Communications, Cl H	79,000	43
Beijing Enterprises Holdings	9,000	30
China BlueChemical	90,000	18
China Everbright	32,000	41
China Everbright Bank, Cl H	127,000	52
China Hongqiao Group	63,000	56
China Lesso Group Holdings	31,000	51
China Longyuan Power Group, Cl H	79,000	116
China Medical System Holdings	44,000	63
China Minsheng Banking, Cl H	88,500	51
China Pacific Insurance Group, Cl H	12,800	53
China Petroleum & Chemical, Cl H	98,000	47
China Railway Group, Cl H	104,000	47
China Reinsurance Group, Cl H	557,000	58
China Suntien Green Energy, Cl H	173,000	51
China Traditional Chinese Medicine Holdings	46,000	25
China Yongda Automobiles Services Holdings	33,500	47
Chinasoft International	70,000	84
CIMC Enric Holdings	90,000	56
Country Garden Holdings	36,000	43
Dongfang Electric, Cl H	76,200	73
Dongfeng Motor Group, Cl H	42,000	42
Far East Horizon	56,000	58
FIT Hon Teng(A)	63,000	27
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	18,000	45
Guangzhou R&F Properties	17,600	22
Hengan International Group	11,000	79
IGG	51,000	66
Jiangsu Expressway, Cl H	30,000	35
Kingboard Laminates Holdings	36,000	58
Lenovo Group	88,000	102
Lonking Holdings	107,000	36
Luye Pharma Group	60,500	30
NetDragon Websoft Holdings	16,000	38
New China Life Insurance, Cl H	13,900	52

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Nine Dragons Paper Holdings	43,000	$66
People’s Insurance Group of China, Cl H	161,000	50
PICC Property & Casualty, Cl H	94,000	68
Shougang Fushan Resources Group	85,364	20
Sinopec Engineering Group, Cl H	30,000	14
Sinopharm Group, Cl H	18,400	45
Sinotruk Hong Kong	19,000	59
SSY Group	94,000	50
TCL Electronics Holdings	95,000	82
Vinda International Holdings	19,000	64
Want Want China Holdings	62,000	45
Xtep International Holdings	119,000	54
YiChang HEC ChangJiang Pharmaceutical, Cl H	19,600	23
Yuexiu Transport Infrastructure	40,000	27
Zhejiang Expressway, Cl H	40,000	32

		2,662

Hungary (0.3%)
Magyar Telekom Telecommunications	26,200	35

India (9.4%)
Aurobindo Pharma	4,600	57
Cyient	7,900	66
Firstsource Solutions	51,200	61
Gujarat State Fertilizers & Chemicals	15,900	17
HCL Technologies	6,700	83
Indiabulls Housing Finance	3,100	8
JK Paper	9,500	17
Jubilant Life Sciences	4,400	54
Just Dial*	5,000	41
KPIT Technologies	10,100	20
Mphasis	3,700	78
NMDC	25,000	36
Oil & Natural Gas	24,100	29
Persistent Systems	1,600	33
Power Finance	19,900	30
Power Grid Corp of India	15,500	39
REC	19,400	35
Redington India	33,800	63
Sonata Software	11,800	63
Torrent Power	8,700	37
UPL	8,200	63

		930

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Indonesia (1.5%)
Bank Negara Indonesia Persero	67,200	$27
Bukit Asam	81,200	15
Matahari Department Store	142,600	12
Telekomunikasi Indonesia Persero	277,600	60
United Tractors	19,600	32

		146

Malaysia (1.1%)
AMMB Holdings	72,900	55
Bermaz Auto	49,200	17
RHB Bank	30,600	39

		111

Mexico (1.5%)
Fibra Uno Administracion	20,400	23
Grupo Financiero Banorte, Cl O*	10,000	50
Grupo Mexico	17,400	75

		148

Philippines (1.9%)
DMCI Holdings	402,100	44
Globe Telecom	1,400	57
Metro Pacific Investments	388,200	33
PLDT	2,100	56

		190

Poland (1.3%)
Cyfrowy Polsat	8,120	67
Polskie Gornictwo Naftowe i Gazownictwo	15,700	24
Powszechny Zaklad Ubezpieczen	4,300	34

		125

Russia (1.7%)
Gazprom PJSC ADR	11,300	63
LUKOIL PJSC ADR	800	57
Mobile TeleSystems PJSC ADR	5,800	52

		172

Singapore (0.3%)
Yangzijiang Shipbuilding Holdings	42,100	31

South Africa (2.7%)
Absa Group	5,600	42

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Africa (continued)
African Rainbow Minerals	2,800	$50
Aspen Pharmacare Holdings	2,400	23
Astral Foods	1,500	13
Exxaro Resources	3,700	37
Imperial Logistics	5,300	15
MTN Group	7,200	30
Oceana Group	9,970	43
Telkom SOC	7,500	17

		270

South Korea (13.9%)
Daelim Industrial*	133	7
DB HiTek	1,200	66
DB Insurance	400	13
DL E&C*	166	17
DongKook Pharmaceutical	2,500	70
Hana Pharm*	1,100	23
Huons	990	49
Hyundai Glovis	240	41
Hyundai Greenfood	4,100	32
Hyundai Home Shopping Network	500	35
Hyundai Marine & Fire Insurance	800	14
Kginicis	1,700	27
Kia Motors	1,300	94
KT&G	500	36
LG	700	62
Maeil Dairies*	400	25
S&T Motiv	900	58
Samsung Electronics	6,500	474
SFA Engineering	700	24
Shinhan Financial Group	1,600	44
Silicon Works	800	49
SK Telecom	200	44
Value Added Technology*	1,400	31
Vieworks*	1,700	49

		1,384

Taiwan (12.8%)
ASE Technology Holding	20,000	65
Asia Cement	33,000	47
Asustek Computer	6,000	61
Cathay Financial Holding	25,859	37
China Life Insurance	60,063	49
Chipbond Technology	15,000	37
FLEXium Interconnect	9,000	38
Fubon Financial Holding	42,000	68
Global Mixed Mode Technology	10,000	61
Hon Hai Precision Industry	11,000	44
Pou Chen	62,000	62
Primax Electronics	25,000	50

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
Radiant Opto-Electronics	13,000	$53
Shin Kong Financial Holding	194,000	56
Simplo Technology	4,000	52
Sino-American Silicon Products	13,000	70
SinoPac Financial Holdings	139,000	54
Synnex Technology International	36,000	58
Topco Scientific	16,000	68
Tripod Technology	11,000	50
Wistron	50,000	56
Yuanta Financial Holding	124,800	89
Zhen Ding Technology Holding	11,000	45

		1,270

Thailand (1.7%)
Krung Thai Bank	96,200	37
Quality Houses	394,900	31
Thaifoods Group	293,600	52
Vinythai	45,000	47

		167

Turkey (1.6%)
Coca-Cola Icecek	6,400	64
Haci Omer Sabanci Holding	40,700	59
Turkiye Sise ve Cam Fabrikalari	35,400	35

		158

United Arab Emirates (0.7%)
Aldar Properties PJSC	70,700	67

United Kingdom (0.7%)
MMC Norilsk Nickel PJSC ADR	2,000	65

TOTAL FOREIGN COMMON STOCK (Cost $8,562)		9,239

Foreign Preferred Stock (1.6%)
Brazil (1.4%)**
Banco do Estado do Rio Grande do Sul	22,800	56
Cia Paranaense de Energia	4,600	55
Itausa	15,000	29

		140

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Colombia (0.2%)**
Banco Davivienda	1,700	$15

TOTAL FOREIGN PREFERRED STOCK (Cost $175)		155

	Face
	Amount
	(000)
Repurchase Agreement (2.1%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $207 (collateralized by various U.S. Treasury obligations, ranging in par value $28 - $149, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $211)	$207	207

TOTAL REPURCHASE AGREEMENT (Cost $207)		207

Total Investments – 96.8% (Cost $8,944)		$9,601

Percentages are based on Net Assets of $9,918 (000).

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Brazil	$230	$–	$–	$230
Chile	145	–	–	145
China	233	546	–	779
Colombia	41	–	–	41
Czech Republic	–	28	–	28
Egypt	–	65	–	65
Greece	–	20	–	20
Hong Kong	–	2,662	–	2,662
Hungary	–	35	–	35
India	–	930	–	930
Indonesia	–	146	–	146
Malaysia	–	111	–	111
Mexico	148	–	–	148
Philippines	–	190	–	190
Poland	–	125	–	125
Russia	109	63	–	172
Singapore	–	31	–	31
South Africa	–	270	–	270
South Korea	17	1,367	–	1,384
Taiwan	–	1,270	–	1,270
Thailand	–	167	–	167
Turkey	–	158	–	158
United Arab Emirates	–	67	–	67
United Kingdom	–	65	–	65

Total Foreign Common Stock	923	8,316	–	9,239

Foreign Preferred Stock
Brazil	140	–	–	140
Colombia	15	–	–	15

Total Foreign Preferred Stock	155	–	–	155

Total Repurchase Agreement	–	207	–	207

Total Investments in Securities	$1,078	$8,523	$–	$9,601

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

LSV-QH-008-0500

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